SHARE OPTIONS AND WARRANTS RESERVE	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Options And Warrants Reserve [Abstract]
SHARE OPTIONS AND WARRANTS RESERVE	SHARE OPTION AND WARRANTS RESERVE
As at December 31, 2022, there was a total of 5,562,984 warrants and options outstanding including 1,506,214 warrants and options issued under the 2020 Stock Incentive plan and 4,056,770 under the Founders' Awards granted in 2021 (see Note 14). As at December 31, 2021, there was a total of 7,021,514 warrants and options outstanding including 855,000 warrants and options issued under the 2020 Stock Incentive plan and 4,056,770 under the Founders’ Awards granted in 2021. The remaining balance relates to warrants granted to executives, including officers, in prior years. As at December 31, 2020, there was a total of 2,854,744 warrants and options outstanding including 745,000 warrants and options issued under the 2020 Stock Incentive Plan (see Note 14).

Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD thousand
As at January 1, 2022	7,021,514	2,442
Share options expense	—	2,050
Share options granted	875,544	1,082
Share options and warrants exercised (Note 12)	(2,114,744)	(151)
Share warrants repurchased	(200,000)	(1,012)
Share options forfeited	(19,330)	—
As at December 31, 2022	5,562,984	4,411

As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	640
Share options granted	4,186,770	645
Modification of share warrants	—	869
Share options forfeited	(20,000)	(8)
As at December 31, 2021	7,021,514	2,442

As at January 1, 2020	3,345,354	621
Share options and warrants issued	745,000	220
Share warrants exercised	(115,000)	(2)
Share warrants cancelled and replaced with new shares	(985,610)	(541)
Share warrants repurchased	(135,000)	(2)
As at December 31, 2020	2,854,744	296